Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000245159
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	11.42%
Without Sales Load [Member] | C000245160
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	11.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	4.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	4.35%
60% Bloomberg US Agg Index + 40% S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	13.50%
60% Bloomberg US Agg Index + 40% S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	13.50%